FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 5:-	FAIR VALUE MEASUREMENTS

During the year ended December 31, 2019, the Company issued warrants related to its convertible notes (refer to Note 6(b)). As of December 31, 2019, the warrants did not meet the US GAAP criteria for equity classification, and accordingly were classified as a derivative warrant liability and were measured at fair value on the issuance date and as of December 31, 2019, as well as through the date of consummation of the IPO, with changes in fair value recognized as finance expenses in the statements of comprehensive loss. On September 3, 2020, upon consummation of the IPO, the exercise price of the warrants and the number of shares to be issued upon exercise of the warrants were fixed (refer to Note 6(b)), such that it then meet equity classification of the warrants under US GAAP. Accordingly, the derivative warrant liability was classified to equity as of such date.
A summary of significant unobservable inputs (Level 3 inputs) used in measuring warrants issued during the year ended December 31, 2019 is as follows:

Exercise price	$2.55-$4.74
Expected volatility	72.29%
Risk free rate	1.5%-1.67%
Expected life (years)	4.65-5
Dividend yield	0%

The following table presents changes in the fair value of the derivative warrant liability recorded in respect of the warrants:

Balance as of December 31, 2018	$-

Issuance of warrants in connection with convertible notes (Note 6 (b))	445
Changes in fair value	2

Balance as of December 31, 2019	$447

Changes in fair value	1,105
Equity classification of a derivative warrant liability	(1,552)

Balance as of December 31, 2020	$-